Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Others [Member]
Schedule of Short-Term Debt [Line Items]
Borrowing Limit
Short-term debt	3,546
Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Short-term debt	$ 1,230	484
June 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 300
Short-term debt	$ 142
June 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 62
Short-term debt
May 2026 – June 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 218
Short-term debt	$ 219
April 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 149
Short-term debt	$ 149
November 2025 – May 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 133
Short-term debt	$ 133
December 2025 – June 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 133
Short-term debt	$ 133
January 2026 – July 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 33
Short-term debt	$ 33
February 2026 – August 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 234
Short-term debt	$ 110
March 2026 – September 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 46
Short-term debt	$ 45
September 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 418
Short-term debt	$ 122
May 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 165
Short-term debt
September 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.60%
Borrowing Limit	$ 119
Short-term debt
No fixed maturity [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	0.00%
Borrowing Limit	$ 122
Short-term debt
May 2026 – August 2026 [Member] | Related Party [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate
Borrowing Limit	$ 144
Short-term debt	$ 144	484
November 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 291
Short-term debt	256
November 2026 – March 2027 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Borrowing Limit	581
Short-term debt	$ 550
November 1, 2026 One [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.00%
Borrowing Limit	$ 107
Short-term debt	$ 107
May 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 330
Short-term debt	306
May 1, 2026 One [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Borrowing Limit	132
Short-term debt	$ 132
May 1, 2026 Two [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 165
Short-term debt	$ 165
August 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.00%
Borrowing Limit	$ 330
Short-term debt	$ 328
August 1, 2026 One [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.00%
Borrowing Limit	$ 330
Short-term debt	$ 328
April 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.00%
Borrowing Limit	$ 264
Short-term debt	$ 120
June 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.00%
Borrowing Limit	$ 40
Short-term debt	$ 41
March 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate
Borrowing Limit	$ 14
Short-term debt	$ 14
October 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	10.00%
Borrowing Limit	$ 0
Short-term debt	$ 233
September 1, 2026 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.00%
Borrowing Limit	$ 417
Short-term debt	$ 417
Overdue [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate
Borrowing Limit	$ 549
Short-term debt	$ 549
Minimum [Member] | November 2026 – March 2027 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.21%
Minimum [Member] | May 1, 2026 One [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	4.89%
Maximum [Member] | November 2026 – March 2027 [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	6.92%
Maximum [Member] | May 1, 2026 One [Member] | Others [Member]
Schedule of Short-Term Debt [Line Items]
Interest Rate	5.36%